Segmented Information (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets Excluding Equity Investees Total Assets	$ 692,851	$ 738,160
Less: equity investees' total assets	355,156	246,489
Total consolidated assets	337,695	491,671
Applied Technologies [Member]
Assets Excluding Equity Investees Total Assets	151,428	144,803
On-Road Systems [Member]
Assets Excluding Equity Investees Total Assets	130,461	111,323
Off-Road Systems [Member]
Assets Excluding Equity Investees Total Assets	1,042	6,564
Corporate and Technology Investments and unallocated assets [Member]
Assets Excluding Equity Investees Total Assets	54,764	228,981
Cummins Westport Inc [Member]
Assets Excluding Equity Investees Total Assets	172,941	115,343
Weichai Westport Inc [Member]
Assets Excluding Equity Investees Total Assets	$ 182,215	$ 131,146